Related parties - Transaction with Associates (Details) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Other operating income	$ 0.1	$ 0.2	$ 0.4
Operating expenses and cost of services	4.0	3.4	11.0
Finance income	$ 0.3	$ 0.2	$ 0.1